Current Liabilities - Derivative Financial Liabilities Investor Options - Summary of Current Derivative Financial Liabilities Investor Options (Details)	12 Months Ended
Jun. 30, 2024 USD ($) shares
Disclosure of financial liabilities [line items]
Fair valuation upon listing in September -2023, Number outstanding | shares	97,823,852
Fair valuation upon issuance in June -2024, Number outstanding | shares	142,886,040
Fair value on conversions of options to shares, Number outstanding | shares	(1,743)
Total financial liabilities investor options, Number outstanding | shares	240,708,149
Fair valuation upon listing in September -2023	$ 3,162,954
Fair valuation upon issuance in June -2024	10,454,056
Fair value on conversions of options to shares	(89)
Total financial liabilities investor options	24,840,456
2023 Investor Options
Disclosure of financial liabilities [line items]
Fair value loss on investor options at reporting date	11,192,991
2024 Investor Options
Disclosure of financial liabilities [line items]
Fair value loss on investor options at reporting date	$ 30,544